Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Revenues
Vertically Integrated Utilities	$ 9,012.4	$ 9,069.9		$ 9,396.8
Transmission and Distribution Utilities	4,328.3	4,392.0		4,552.6
Generation and Marketing	2,858.7	2,866.7		2,384.3
Other Revenues	180.7	124.6		44.9
TOTAL REVENUES	16,380.1	16,453.2		16,378.6
Expenses
Fuel and Other Consumables Used for Electric Generation	2,908.9	3,348.1		4,271.8
Purchased Electricity for Resale	2,821.4	2,760.1		2,085.9
Other Operation	2,956.9	2,703.9		2,766.6
Maintenance	1,237.7	1,325.3		1,328.0
Asset Impairments and Other Related Charges	2,267.8	0.0		0.0
Depreciation and Amortization	1,962.3	2,009.7		1,897.6
Taxes Other Than Income Taxes	1,018.0	972.6		901.3
TOTAL EXPENSES	15,173.0	13,119.7		13,251.2
OPERATING INCOME (LOSS)	1,207.1	3,333.5		3,127.4
Other Income (Expense):
Interest and Investment Income	16.3	7.9		7.4
Carrying Costs Income	16.2	23.5		33.2
Allowance for Equity Funds Used During Construction	113.2	131.9		102.9
Interest Expense	(877.2)	(873.9)		(868.0)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	475.6	2,622.9		2,402.9
Income Tax Expense (Credit)	(73.7)	919.6		902.6
Equity Earnings (Loss) of Unconsolidated Subsidiaries	71.2	65.3		90.2
Income from Continuing Operations	620.5	1,768.6		1,590.5
Income from Discontinued Operations, Net of Tax	(2.5)	283.7		47.5
NET INCOME (LOSS)	618.0	2,052.3		1,638.0
Net Income Attributable to Noncontrolling Interests	7.1	5.2		4.2
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 610.9	$ 2,047.1		$ 1,633.8
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING	491,495,458	490,340,522		488,592,997
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS	$ 1.25	$ 3.59		$ 3.24
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM DISCONTINUED OPERATIONS	(0.01)	0.58		0.10
TOTAL BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 1.24	$ 4.17		$ 3.34
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING	491,662,007	490,574,568		488,899,840
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS	$ 1.25	$ 3.59		$ 3.24
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM DISCONTINUED OPERATIONS	(0.01)	0.58		0.10
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 1.24	$ 4.17		$ 3.34
Appalachian Power Co [Member]
Revenues
Vertically Integrated Utilities	$ 2,847.4	$ 2,805.6		$ 2,899.4
Sales to AEP Affiliates	142.1	147.8		144.5
Other Revenues	11.7	10.1		9.2
TOTAL REVENUES	3,001.2	2,963.5		3,053.1
Expenses
Fuel and Other Consumables Used for Electric Generation	654.9	675.9		813.4
Purchased Electricity for Resale	329.3	395.2		456.6
Purchased Electricity from AEP Affiliates	0.0	0.0		4.7
Other Operation	486.7	405.4		427.7
Maintenance	275.0	263.3		259.3
Depreciation and Amortization	388.5	388.8		400.9
Taxes Other Than Income Taxes	123.5	124.1		122.3
TOTAL EXPENSES	2,257.9	2,252.7		2,484.9
OPERATING INCOME (LOSS)	743.3	710.8		568.2
Other Income (Expense):
Interest Income	1.3	1.4		1.6
Carrying Costs Income	0.4	1.2		3.0
Allowance for Equity Funds Used During Construction	11.7	13.8		7.1
Interest Expense	(188.5)	(192.3)		(209.6)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	568.2	534.9		370.3
Income Tax Expense (Credit)	199.1	194.3		154.9
NET INCOME (LOSS)	369.1	340.6		215.4
Indiana Michigan Power Co [Member]
Revenues
Vertically Integrated Utilities	2,062.3	2,073.3		2,149.1
Sales to AEP Affiliates	26.2	27.4		4.2
Other Revenues - Affiliated	62.1	78.8		94.4
Other Revenues	17.0	6.7		2.0
TOTAL REVENUES	2,167.6	2,186.2		2,249.7
Expenses
Fuel and Other Consumables Used for Electric Generation	284.1	336.3		476.6
Purchased Electricity for Resale	198.7	195.8		96.8
Purchased Electricity from AEP Affiliates	228.6	232.1		270.0
Other Operation	572.0	553.4		586.0
Maintenance	205.6	212.0		228.5
Asset Impairments and Other Related Charges	10.5	0.0		0.0
Depreciation and Amortization	191.7	198.4		200.2
Taxes Other Than Income Taxes	94.8	88.3		86.4
TOTAL EXPENSES	1,786.0	1,816.3		1,944.5
OPERATING INCOME (LOSS)	381.6	369.9		305.2
Other Income (Expense):
Interest Income	11.3	9.6		4.6
Allowance for Equity Funds Used During Construction	15.3	11.6		18.9
Interest Expense	(100.8)	(90.2)		(93.5)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	307.4	300.9		235.2
Income Tax Expense (Credit)	67.5	96.1		79.6
NET INCOME (LOSS)	239.9	204.8		155.6
Ohio Power Co [Member]
Revenues
Transmission and Distribution Utilities	2,930.1	3,056.1		3,204.9
Sales to AEP Affiliates	17.3	84.1		165.2
Other Revenues	6.5	8.5		6.8
TOTAL REVENUES	2,953.9	3,148.7		3,376.9
Expenses
Purchased Electricity for Resale	663.1	635.0		282.0
Purchased Electricity from AEP Affiliates	141.9	527.1		1,349.7
Generation Deferrals	(82.7)	(30.7)	[1]	(157.0)	[1]
Amortization of Generation Deferrals	242.9	169.1		110.9
Other Operation	706.8	630.3		594.8
Maintenance	148.0	166.8		196.0
Depreciation and Amortization	238.6	217.5		213.7
Taxes Other Than Income Taxes	386.8	372.8		353.3
TOTAL EXPENSES	2,445.4	2,687.9		2,943.4
OPERATING INCOME (LOSS)	508.5	460.8		433.5
Other Income (Expense):
Interest Income	3.8	5.6		10.0
Carrying Costs Income	19.9	11.8		26.5
Allowance for Equity Funds Used During Construction	6.0	8.8		6.9
Interest Expense	(112.2)	(127.8)		(128.3)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	426.0	359.2		348.6
Income Tax Expense (Credit)	143.8	126.5		132.2
NET INCOME (LOSS)	282.2	232.7		216.4
Public Service Co Of Oklahoma [Member]
Revenues
Vertically Integrated Utilities	1,242.8	1,331.4		1,340.3
Sales to AEP Affiliates	2.6	4.6		7.1
Other Revenues	4.4	3.2		4.2
TOTAL REVENUES	1,249.8	1,339.2		1,351.6
Expenses
Fuel and Other Consumables Used for Electric Generation	44.8	301.4		258.0
Purchased Electricity for Resale	441.2	316.9		385.0
Purchased Electricity from AEP Affiliates	3.7	0.0		11.0
Other Operation	288.5	268.4		262.8
Maintenance	106.9	104.6		108.0
Depreciation and Amortization	130.2	117.5		101.0
Taxes Other Than Income Taxes	35.8	37.2		37.0
TOTAL EXPENSES	1,051.1	1,146.0		1,162.8
OPERATING INCOME (LOSS)	198.7	193.2		188.8
Other Income (Expense):
Interest Income	0.7	0.4		0.2
Allowance for Equity Funds Used During Construction	6.2	8.8		3.1
Interest Expense	(51.2)	(58.6)		(54.6)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	154.4	143.8		137.5
Income Tax Expense (Credit)	54.4	51.3		50.6
NET INCOME (LOSS)	100.0	92.5		86.9
Southwestern Electric Power Co [Member]
Revenues
Vertically Integrated Utilities	1,721.5	1,762.3		1,817.9
Sales to AEP Affiliates	24.5	16.6		26.3
Other Revenues	2.0	2.0		2.2
TOTAL REVENUES	1,748.0	1,780.9		1,846.4
Expenses
Fuel and Other Consumables Used for Electric Generation	517.8	570.6		650.4
Purchased Electricity for Resale	142.4	110.6		178.1
Purchased Electricity from AEP Affiliates	0.0	0.0		3.8
Other Operation	331.7	294.5		272.8
Maintenance	149.7	155.9		149.2
Depreciation and Amortization	196.5	192.0		185.1
Taxes Other Than Income Taxes	88.8	88.1		84.3
TOTAL EXPENSES	1,426.9	1,411.7		1,523.7
OPERATING INCOME (LOSS)	321.1	369.2		322.7
Other Income (Expense):
Interest Income	1.5	1.2		0.3
Allowance for Equity Funds Used During Construction	11.0	26.4		11.9
Interest Expense	(119.7)	(119.9)		(126.1)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	213.9	276.9		208.8
Income Tax Expense (Credit)	52.1	84.8		66.4
Equity Earnings (Loss) of Unconsolidated Subsidiaries	7.9	3.9		2.2
NET INCOME (LOSS)	169.7	196.0		144.6
Net Income Attributable to Noncontrolling Interests	4.1	3.7		4.2
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 165.6	$ 192.3		$ 140.4

[1]	Amounts exclude $31 million and $157 million in 2015 and 2014, respectively, which are now presented as Generation Deferrals on the Statement of Income.